Marketable Securities	12 Months Ended
May 31, 2013
Marketable Securities

NOTE D—MARKETABLE SECURITIES

The following tables summarize marketable securities held at May 31, 2013 and May 31, 2012 by asset type:

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2013
Equity securities:
Stocks—foreign	$1,090	$244	$—	$1,334
Stocks—domestic	24,492	5,265	(392)	29,365
Mutual funds—foreign	18,328	1,901	(7)	20,222
Mutual funds—domestic	39,184	679	(492)	39,371

Total equity securities	83,094	8,089	(891)	90,292
Fixed maturity:
U.S. treasury and other government	20,528	247	(139)	20,636
Corporate bonds	1,724	244	—	1,968
Foreign bonds	37	4	—	41
Mortgage-backed securities	100	60	(4)	156

Total fixed maturity securities	22,389	555	(143)	22,801

Total	$105,483	$8,644	$(1,034)	$113,093

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2012
Equity securities:
Stocks—foreign	$1,016	$79	$—	$1,095
Stocks—domestic	24,380	2,776	(1,046)	26,110
Mutual funds—foreign	17,489	521	(936)	17,074
Mutual funds—domestic	39,246	1,114	(1,077)	39,283

Total equity securities	82,131	4,490	(3,059)	83,562
Fixed maturity:
U.S. treasury and other government	19,347	530	(12)	19,865
Kemrock convertible bonds	13,670	—	—	13,670
Coporate bonds	2,305	349	(5)	2,649
Foreign bonds	38	1	—	39
Mortgage-backed securities	241	105	(2)	344

Total fixed maturity securities	35,601	985	(19)	36,567

Total	$117,732	$5,475	$(3,078)	$120,129

Marketable securities, included in other current and long-term assets totaling $49.1 million and $64.0 million at May 31, 2013, respectively, and included in other current and long-term assets totaling $30.5 million and $89.6 million at May 31, 2012, respectively, are composed of available-for-sale securities and are reported at fair value. We carry a portion of our marketable securities portfolio in long-term assets since they are generally held for the settlement of our general and product liability insurance claims processed through our wholly owned captive insurance subsidiaries. We reclassified approximately $76.0 million out of other current assets into long-term assets as of May 31, 2012 in order to reflect the time frame over which these assets are intended to be used.

In April 2012, we invested $22.7 million in 5.5% convertible bonds issued by Kemrock. The bonds are convertible into ordinary shares or global depositary receipts each representing one ordinary share of Kemrock stock, and may be converted at any time on or after June 4, 2012 and up to the close of business on June 12, 2017. On May 31, 2013, we determined that the remaining value associated with our investment in Kemrock convertible bonds was other-than-temporarily impaired, and therefore wrote off the remaining value approximating $13.7 million. Prior to the write off, our investment in Kemrock convertible bonds had been accounted for as an available for sale security, which reflected the offsetting value of the discount on the bond as of the balance sheet date and the decline in the market value of the bond, and was classified in other long-term assets in our Consolidated Balance Sheet.

Marketable securities are composed of available-for-sale securities and are reported at fair value. Realized gains and losses on sales of investments are recognized in net income on the specific identification basis. Changes in the fair values of securities that are considered temporary are recorded as unrealized gains and losses, net of applicable taxes, in accumulated other comprehensive income (loss) within stockholders’ equity. Other-than-temporary declines in market value from original cost are reflected in operating income in the period in which the unrealized losses are deemed other than temporary. In order to determine whether other-than-temporary declines in market value have occurred, the duration of the decline in value and our ability to hold the investment are considered in conjunction with an evaluation of the strength of the underlying collateral and the extent to which the investment’s amortized cost or cost, as appropriate, exceeds its related market value.

Gross gains and losses realized on sales of investments were $12.3 million and $0.6 million, respectively, for the year ended May 31, 2013. Gross gains and losses realized on sales of investments were $4.1 million and $5.0 million, respectively, for the year ended May 31, 2012. During fiscal 2013 and 2012, we recognized losses of $14.3 million and $1.6 million, respectively, for securities deemed to have other-than-temporary impairments. Included in the other-than-temporary impairments recorded during fiscal 2013 is the loss recognized for our remaining investment in Kemrock convertible bonds, totaling $13.7 million. These amounts are included in investment expense (income), net in the Consolidated Statements of Income.

Summarized below are the securities we held at May 31, 2013 and May 31, 2012 that were in an unrealized loss position and that were included in accumulated other comprehensive income, aggregated by the length of time the investments had been in that position:

	May 31, 2013		May 31, 2012
(In thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Total investments with unrealized losses	$36,582	$(1,034)	$43,772	$(3,078)
Unrealized losses with a loss position for less than 12 months	36,327	(956)	42,114	(2,596)
Unrealized losses with a loss position for more than 12 months	255	(78)	1,658	(482)

We have reviewed all of the securities included in the table above and have concluded that we have the ability and intent to hold these investments until their cost can be recovered, based upon the severity and duration of the decline. Therefore, we did not recognize any other-than-temporary impairment losses on these investments. Unrealized losses at May 31, 2013 were generally related to the lower levels of volatility in valuations over the last several months for a portion of our portfolio of investments in marketable securities. The unrealized losses generally relate to investments whose fair values at May 31, 2013 were less than 15% below their original cost or have been in a loss position for less than six consecutive months. Although we have seen recovery in general economic conditions over the past year, if we were to experience continuing or significant unrealized losses within our portfolio of investments in marketable securities in the future, we may recognize additional other-than-temporary impairment losses. Such potential losses could have a material impact on our results of operations in any given reporting period. As such, we continue to closely evaluate the status of our investments and our ability and intent to hold these investments.

The net carrying values of debt securities at May 31, 2013, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

(In thousands)	Amortized Cost	Fair Value
Due:
Less than one year	$3,219	$3,240
One year through five years	13,824	13,988
Six years through ten years	3,579	3,602
After ten years	1,767	1,971

	$22,389	$22,801